INVENTORY	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORY
NOTE 4 -	INVENTORY

Inventory is composed of the following:

	December 31,
	2019	2018

Raw materials and components	$13,296	$10,758
Work in progress	11,735	7,297
Spare parts	18,272	19,557
Finished goods	604	993

Total inventory (**)	$43,907	$38,605

(**) The total amount of Rotables included in the company spare parts inventory for the years ended December 31, 2019 and 2018 were $8,886 and $8,284, respectively.

Slow inventory expenses amounted to $147, $691 and $964 for the years ended December 31, 2019, 2018 and 2017, respectively.

The company maintains a wide range of exchangeable units and other spare parts related to its products and services in various locations. Due to the long lead time of its suppliers and manufacturing cycles, the company needs to forecast demand and commit significant resources towards these inventories. As such, the Company is subject to significant risks including excess inventory no longer relevant.